Pension schemes - Amounts recognized in the statement of financial position in respect of defined benefit pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
At start of year	£ 21
At end of year	43	£ 21
Net deferred tax liabilities on net defined benefit pension balance	(9)	(4)
United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	30
At end of year	£ 52	£ 30
Weighted average duration of defined benefit obligation	12 years	13 years
United States
Disclosure of net defined benefit liability (asset)
At start of year	£ (9)
At end of year	£ (9)	£ (9)
Weighted average duration of defined benefit obligation	9 years	9 years
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
At start of year	£ (3,513)	£ (3,806)
Service cost	(2)	(4)
Past service cost	(5)
Net interest on net defined benefit balance	(188)	(173)
Actuarial gains/(losses) on financial assumptions	37	321
Actuarial (losses)/gains arising from experience assumptions	(19)	(23)
Contributions by employees	(7)	(7)
Liabilities/assets transferred on settlement	140
Benefits paid	197	195
Exchange translation differences	52	(16)
At end of year	(3,308)	(3,513)
Present value of defined benefit obligation | Funded schemes
Disclosure of net defined benefit liability (asset)
At start of year	(3,348)
At end of year	(3,154)	(3,348)
Present value of defined benefit obligation | Unfunded schemes
Disclosure of net defined benefit liability (asset)
At start of year	(165)
At end of year	(154)	(165)
Present value of defined benefit obligation | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(2,710)	(2,984)
Service cost		(1)
Past service cost	(5)
Net interest on net defined benefit balance	(147)	(133)
Actuarial gains/(losses) on financial assumptions	57	301
Actuarial (losses)/gains arising from experience assumptions	(16)	(20)
Contributions by employees	(7)	(7)
Benefits paid	137	134
At end of year	(2,691)	(2,710)
Present value of defined benefit obligation | United States
Disclosure of net defined benefit liability (asset)
At start of year	(803)	(822)
Service cost	(2)	(3)
Net interest on net defined benefit balance	(41)	(40)
Actuarial gains/(losses) on financial assumptions	(20)	20
Actuarial (losses)/gains arising from experience assumptions	(3)	(3)
Liabilities/assets transferred on settlement	140
Benefits paid	60	61
Exchange translation differences	52	(16)
At end of year	(617)	(803)
Fair value of scheme assets
Disclosure of net defined benefit liability (asset)
At start of year	3,544	3,771
Net interest on net defined benefit balance	191	172
Return on assets excluding amounts included in interest income	3	(273)
Contributions by employer	19	48
Contributions by employees	7	7
Liabilities/assets transferred on settlement	(136)
Benefits paid	(197)	(195)
Exchange translation differences	(53)	14
At end of year	3,378	3,544
Fair value of scheme assets | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	2,744	2,937
Net interest on net defined benefit balance	150	133
Return on assets excluding amounts included in interest income	(29)	(240)
Contributions by employer	13	41
Contributions by employees	7	7
Benefits paid	(137)	(134)
At end of year	2,748	2,744
Fair value of scheme assets | United States
Disclosure of net defined benefit liability (asset)
At start of year	800	834
Net interest on net defined benefit balance	41	39
Return on assets excluding amounts included in interest income	32	(33)
Contributions by employer	6	7
Liabilities/assets transferred on settlement	(136)
Benefits paid	(60)	(61)
Exchange translation differences	(53)	14
At end of year	630	800
Net pension obligation, before impact of asset ceiling
Disclosure of net defined benefit liability (asset)
At start of year	31	(35)
Service cost	(2)	(4)
Net interest on net defined benefit balance	3	(1)
(Past service cost)/settlement credit	(1)
Contributions by employer	19	48
Actuarial (losses)/gains	21	25
Exchange translation differences	(1)	(2)
At end of year	70	31
Net pension obligation, before impact of asset ceiling | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	34	(47)
Service cost		(1)
Net interest on net defined benefit balance	3
(Past service cost)/settlement credit	(5)
Contributions by employer	13	41
Actuarial (losses)/gains	12	41
At end of year	57	34
Net pension obligation, before impact of asset ceiling | United States
Disclosure of net defined benefit liability (asset)
At start of year	(3)	12
Service cost	(2)	(3)
Net interest on net defined benefit balance		(1)
(Past service cost)/settlement credit	4
Contributions by employer	6	7
Actuarial (losses)/gains	9	(16)
Exchange translation differences	(1)	(2)
At end of year	13	(3)
Impact of asset ceiling
Disclosure of net defined benefit liability (asset)
At start of year	(10)
At end of year	(27)	(10)
Impact of asset ceiling | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(4)
At end of year	(5)	(4)
Impact of asset ceiling | United States
Disclosure of net defined benefit liability (asset)
At start of year	(6)
At end of year	£ (22)	£ (6)